Commitments and contingencies - Schedule of Outstanding Commitments for Installment Payments for Vessels (Detail) $ in Thousands	Sep. 30, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Remainder of 2017	$ 48,000
2018	197,900
Purchase obligations for additional vessels	$ 245,900